Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.47%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.90%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.42%	August 15, 2019
Class B Notes	$47,360,000.00	1.72%	September 15, 2019
Class C Notes	$31,570,000.00	1.95%	February 15, 2020
Class D Notes	$31,570,000.00	2.35%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$418,325.03

Principal:
Principal Collections	$8,093,714.81
Prepayments in Full	$2,682,009.71
Liquidation Proceeds	$44,302.04
Recoveries	$46,930.59
Sub Total	$10,866,957.15
Collections	$11,285,282.18

Purchase Amounts:
Purchase Amounts Related to Principal	$199,404.17
Purchase Amounts Related to Interest	$963.37
Sub Total	$200,367.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,485,649.72

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,485,649.72
Servicing Fee	$110,823.99	$110,823.99	$0.00	$0.00	$11,374,825.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,374,825.73
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,374,825.73
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,374,825.73
Interest - Class A-4 Notes	$21,287.57	$21,287.57	$0.00	$0.00	$11,353,538.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,353,538.16
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$11,285,655.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,285,655.49
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$11,234,354.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,234,354.24
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$11,172,529.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,172,529.66
Regular Principal Payment	$10,671,221.76	$10,671,221.76	$0.00	$0.00	$501,307.90
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$501,307.90
Residual Released to Depositor	$0.00	$501,307.90	$0.00	$0.00	$0.00
Total		$11,485,649.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,671,221.76
Total					$10,671,221.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,671,221.76	$104.17	$21,287.57	$0.21	$10,692,509.33	$104.38
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$10,671,221.76	$6.63	$202,296.07	$0.13	$10,873,517.83	$6.76

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$17,989,498.72	0.1756101	$7,318,276.96	0.0714396
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$128,489,498.72	0.0797952	$117,818,276.96	0.0731681

Pool Information
Weighted Average APR	3.867%	3.894%
Weighted Average Remaining Term	19.83	19.15
Number of Receivables Outstanding	17,766	16,989
Pool Balance	$132,988,788.23	$121,840,539.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$128,489,498.72	$117,818,276.96
Pool Factor	0.0806884	0.0739244

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$4,022,262.59
Targeted Overcollateralization Amount	$4,022,262.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,022,262.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$128,817.95
(Recoveries)		124	$46,930.59
Net Loss for Current Collection Period			$81,887.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7389%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7656%
Second Prior Collection Period			0.6810%
Prior Collection Period			(0.2668)%
Current Collection Period			0.7712%
Four Month Average (Current and Prior Three Collection Periods)			0.4877%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,640	$12,708,281.26
(Cumulative Recoveries)			$2,559,592.08
Cumulative Net Loss for All Collections Periods			$10,148,689.1800
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6158%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,913.90
Average Net Loss for Receivables that have experienced a Realized Loss			$1,528.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.17%	257	$2,638,689.38
61-90 Days Delinquent	0.32%	33	$387,922.12
91-120 Days Delinquent	0.10%	7	$125,011.28
Over 120 Days Delinquent	0.56%	51	$681,134.06
Total Delinquent Receivables	3.15%	348	$3,832,756.84

Repossession Inventory:
Repossessed in the Current Collection Period		9	$104,064.50
Total Repossessed Inventory		18	$221,959.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5032%
Prior Collection Period			0.5910%
Current Collection Period			0.5356%
Three Month Average			0.5433%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	February 2018
Payment Date	3/15/2018
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer